CONSOLIDATED BALANCE SHEET (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Cash and cash equivalents	489	927
Accounts receivable	1,313	1,122
Inventories	292	251
Other (Note 5)	1,446	847
Total Current Assets	3,540	3,147
Plant, Property and Equipment (Note 7)	41,774	37,606
Equity Investments (Note 8)	5,598	5,759
Regulatory Assets (Note 9)	1,297	1,735
Goodwill (Note 10)	4,034	3,696
Intangible and Other Assets (Note 11)	2,704	1,955
Total Assets	58,947	53,898
Current Liabilities
Notes payable (Note 12)	2,467	1,842
Accounts payable and other (Note 13)	2,896	2,155
Accrued interest	424	388
Current portion of long-term debt (Note 15)	1,797	973
Total Current Liabilities	7,584	5,358
Regulatory Liabilities (Note 9)	263	229
Other Long-Term Liabilities (Note 14)	1,052	656
Deferred Income Tax Liabilities (Note 16)	5,275	4,564
Long-Term Debt (Note 15)	22,960	21,892
Junior Subordinated Notes (Note 17)	1,160	1,063
Total Liabilities	38,294	33,762
EQUITY
Common shares, no par value; Issued and outstanding: December 31, 2014 - 709 million shares; December 31, 2013 - 707 million shares	12,202	12,149
Preferred shares (Note 20)	2,255	1,813
Additional paid-in capital	370	401
Retained earnings	5,478	5,096
Accumulated other comprehensive loss (Note 21)	(1,235)	(934)
Controlling interests	19,070	18,525
Non-controlling interests (Note 18)	1,583	1,611
Total Equity	20,653	20,136
Total Liabilities and Equity	58,947	53,898